BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Balanced Capital V.I. Fund
(the "Fund")

Supplement dated November 29, 2011 to the
Prospectus, dated May 1, 2011, as amended June 6, 2011

The Board of Directors of the Fund has approved a change in the Fund's non-fundamental investment policies, which will become effective as of February 27, 2012. As a result, it will no longer be an investment policy of the Fund, under normal market conditions, to invest at least 80% of the Fund's assets in U.S. securities.

Effective February 27, 2012, the following changes are made to the Prospectus of the Fund.

The first paragraph in the section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Balanced Capital V.I. Fund—Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

The Fund invests in equity and debt securities (including short-term securities and mortgage-backed securities). Fund management shifts the allocation among these securities types. The proportion the Fund invests in each category at any given time depends on Fund management's view of how attractive that category appears relative to the others. Under normal circumstances, the Fund intends to invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income senior securities such as debt securities. Fund management expects that, as a general rule, a majority of the Fund's equity investments will be equity securities of mid to large cap companies. Fund management chooses equity securities for the Fund using a proprietary multi-factor quantitative model. The Fund may invest in debt securities of any maturity or duration. The fixed-income securities the Fund will invest in will primarily be rated investment grade.

The third paragraph in the section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Balanced Capital V.I. Portfolio—Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

The Fund may invest up to 30% of its net assets in securities of foreign issuers, of which 20% may be in emerging markets issuers. Investments in U.S. dollar-denominated securities of foreign issuers, excluding issuers from emerging markets, are permitted beyond the 30% limit. The Fund may also invest in derivative instruments for hedging purposes and to seek to enhance its returns.

The section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Balanced Capital V.I. Fund—Principal Risks of Investing in the Fund" is amended to add the following:

▪         Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Shareholders should retain this Supplement for future reference.